UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Barry M.  Kitt
Address    4965 Preston Park Blvd
           Suite 240, Plano, TX 75093


Form 13F File Number:    028-12801

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Barry M.  Kitt
Title
Phone

Signature, Place, and Date of Signing:

/s/ Barry M.  Kitt       Plano, TX       February 11, 2011
------------------       -------------       -----------------
[Signature]              [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      14
Form 13F Information Table Value Total:      36,008   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
China Shengda Packaging Group  Common           16950V107     1808    455448 sh       sole               X
Examworks Group Inc            Common           30066A105     5674    307025 sh       sole               X
Heckmann Corp                  Common           422680108      503    100000 sh       sole               X
Kit Digital Inc                Common New       482470200     4010    250000 sh       sole               X
Lihua Intl Inc                 Common           532352101     1708    152000 sh       sole               X
Parkervision Inc.              Common           701354102      190    414600 sh       sole               X
PUDA Coal Inc                  Common Par .001  744674300     3891    273000 sh       sole               X
Yuhe International Inc         Common           988432100     3128    349399 sh       sole               X
ALCATEL-LUCENT                 Sponsored ADR    013904305      592    200000 sh  call sole               X
BOSTON SCIENTIFIC CORP         Common           101137107      530     70000 sh  call sole               X
ZHONGPIN INC                   Common           98952K107      204     10000 sh  put  sole               X
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     4482    121000 sh  call sole               X
UNITED STATES NATL GAS FUND    Unit             912318102     1198    200000 sh  call sole               X
WAL MART STORES INC            Common           931142103     8090    150000 sh  call sole               X